Allowance for Doubtful Accounts, Sales Returns and Discounts (Tables)	12 Months Ended
Dec. 31, 2014
Allowance For Doubtful Accounts Sales Returns And Discounts [Abstract]
Schedule Of Allowance For Doubtful Accounts, Sales Returns And Discounts [Table Text Block]
The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2012, 2013 and 2014 follows:

Allowance for doubtful accounts

Period	Balance at beginning of year	Charges to earnings	Amounts utilized	Balance at end of year
	(in thousands)

Year 2012	$15,186	-	-	15,186
Year 2013	$15,186	173	-	15,359
Year 2014	$15,359	554	(15,186)	727

Allowance for sales returns and discounts

Period	Balance at beginning of year	Additions	Amounts utilized	Balance at end of year
	(in thousands)

Year 2012	$785	7,386	(7,093)	1,078
Year 2013	$1,078	7,272	(7,421)	929
Year 2014	$929	5,168	(5,229)	868